Report of Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,486,661	2,350,371
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(4,593)	(4,618)
Loans And Advances To Customers
Disclosure of credit risk exposure [line items]
Financial assets	988,399	930,658
Loans And Advances To Banks
Disclosure of credit risk exposure [line items]
Financial assets	108,462	102,039
Financial assets at amortised cost, category
Disclosure of credit risk exposure [line items]
Financial assets	$ 182,089	$ 153,973
Expected credit loss rate	0.40%	0.40%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,706,154	$ 2,507,370
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,194)	$ (10,197)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,575,821	$ 2,365,477
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,438)	$ (1,296)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	2.30%	2.30%
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 104,578	$ 117,824
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,445)	$ (2,679)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	28.50%	25.70%
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 25,418	$ 23,976
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,235)	$ (6,171)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	22.60%	54.80%
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 337	$ 93
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (76)	$ (51)
Financial assets at amortised cost, category | Loans And Advances To Customers
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.10%	1.00%
Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 999,091	$ 940,373
Financial assets at amortised cost, category | Loans And Advances To Customers | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (10,692)	$ (9,715)
Financial assets at amortised cost, category | Loans And Advances To Customers | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets at amortised cost, category | Loans And Advances To Customers | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 893,433	$ 824,420
Financial assets at amortised cost, category | Loans And Advances To Customers | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,201)	$ (1,078)
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	2.90%	2.70%
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 80,936	$ 93,248
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,318)	$ (2,546)
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	29.10%	26.70%
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 24,389	$ 22,615
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,097)	$ (6,040)
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	22.80%	56.70%
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 333	$ 90
Financial assets at amortised cost, category | Loans And Advances To Customers | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (76)	$ (51)
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.60%	0.60%
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 474,528	$ 447,225
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,797)	$ (2,524)
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 446,696	$ 403,746
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (667)	$ (570)
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.20%	2.90%
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 23,887	$ 39,919
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,235)	$ (1,158)
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	22.70%	22.40%
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,945	$ 3,560
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (895)	$ (796)
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans And Advances To Customers | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.80%	1.60%
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 424,505	$ 410,684
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,526)	$ (6,755)
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 349,763	$ 340,987
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (478)	$ (463)
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.90%	2.70%
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 54,636	$ 51,231
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,064)	$ (1,358)
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	29.60%	26.60%
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 19,966	$ 18,376
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,909)	$ (4,883)
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	53.60%	56.70%
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 140	$ 90
Financial assets at amortised cost, category | Loans And Advances To Customers | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (75)	$ (51)
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.40%	0.50%
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 100,058	$ 82,464
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (369)	$ (436)
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 96,974	$ 79,687
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (56)	$ (45)
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.80%	1.40%
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,413	$ 2,098
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (19)	$ (30)
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	61.30%	53.20%
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 478	$ 679
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (293)	$ (361)
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.50%	0.00%
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 193	$ 0
Financial assets at amortised cost, category | Loans And Advances To Customers | – non-bank financial institutions | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ 0
Financial assets at amortised cost, category | Loans And Advances To Banks
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 108,469	$ 102,052
Financial assets at amortised cost, category | Loans And Advances To Banks | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (13)
Financial assets at amortised cost, category | Loans And Advances To Banks | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Loans And Advances To Banks | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 108,336	$ 101,852
Financial assets at amortised cost, category | Loans And Advances To Banks | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (4)	$ (9)
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.50%	1.00%
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 132	$ 198
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (2)
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 2
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans And Advances To Banks | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 890,326	$ 828,580
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (129)	$ (92)
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 888,491	$ 826,621
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (76)	$ (64)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.70%	0.30%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,651	$ 1,806
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (11)	$ (5)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	22.80%	15.00%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 184	$ 153
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (42)	$ (23)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – loan and other credit-related commitments
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.10%
Financial assets at amortised cost, category | – loan and other credit-related commitments | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 690,792	$ 619,367
Financial assets at amortised cost, category | – loan and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (315)	$ (348)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 669,648	$ 597,231
Financial assets at amortised cost, category | – loan and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (149)	$ (137)
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.50%	0.60%
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 20,488	$ 21,175
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (97)	$ (121)
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	10.60%	9.40%
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 652	$ 958
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (69)	$ (90)
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 3
Financial assets at amortised cost, category | – loan and other credit-related commitments | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 272,531	$ 253,255
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (27)	$ (22)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 270,494	$ 251,489
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (22)	$ (17)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.30%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,945	$ 1,680
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5)	$ 0
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	5.80%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 92	$ 86
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (5)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – loan and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 270,953	$ 249,495
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (272)	$ (310)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 255,740	$ 231,201
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (115)	$ (111)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.60%	0.70%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 14,649	$ 17,453
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (88)	$ (116)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	12.30%	9.90%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 560	$ 838
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (69)	$ (83)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 3
Financial assets at amortised cost, category | – loan and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 147,308	$ 116,617
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (16)	$ (16)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 143,414	$ 114,541
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (12)	$ (9)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.20%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,894	$ 2,042
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (4)	$ (5)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	5.90%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 34
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (2)
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – loan and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.30%	0.20%
Financial assets at amortised cost, category | – financial guarantees | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 17,476	$ 16,998
Financial assets at amortised cost, category | – financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (51)	$ (29)
Financial assets at amortised cost, category | – financial guarantees | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets at amortised cost, category | – financial guarantees | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,913	$ 15,353
Financial assets at amortised cost, category | – financial guarantees | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8)	$ (8)
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.20%	0.40%
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,371	$ 1,397
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (17)	$ (5)
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	13.50%	6.50%
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 192	$ 248
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (26)	$ (16)
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – personal
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,446	$ 1,427
Financial assets at amortised cost, category | – financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ 0
Financial assets at amortised cost, category | – financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,446	$ 1,416
Financial assets at amortised cost, category | – financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ 0
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 11
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.40%	0.20%
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 11,548	$ 11,475
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (49)	$ (27)
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 10,071	$ 10,048
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6)	$ (7)
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.30%	0.40%
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,287	$ 1,232
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (17)	$ (5)
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	13.70%	7.70%
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 190	$ 195
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (26)	$ (15)
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – financial
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,482	$ 4,096
Financial assets at amortised cost, category | – financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | – financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,396	$ 3,889
Financial assets at amortised cost, category | – financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 84	$ 154
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	1.90%
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2	$ 53
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – financial guarantees | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0